Concentrations of Risk (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Percentage of Total Revenues Derived from Company's Largest Distributors	The following table presents percentage of total revenues derived from the Company’s largest distributors:

	For the Year Ended December 31,
	2019	2018	2017
Percent of revenues derived from:
Distributor
Zimmer	18%	21%	17%
Medtronic	7%	8%	9%
Synthes	4%	5%	4%